Intangible assets, net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Patents	¥ 4,150	¥ 3,950
Others	165	165
Intangible assets gross	4,315	4,115
Less: Accumulated amortization	(2,552)	(2,307)
Net carrying amount	¥ 1,763	¥ 1,808